financial instruments - Market risks (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (4)	$ (1)
Other comprehensive income sensitivity to increase in risk variable	(3)
Comprehensive income sensitivity to increase in risk variable	(7)	(1)
Net income sensitivity to decrease in risk variable	4	1
Other comprehensive income sensitivity to decrease in risk variable	4	1
Comprehensive income sensitivity to decrease in risk variable	$ 8	$ 2
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ 1
Other comprehensive income sensitivity to increase in risk variable	(33)	$ 14
Comprehensive income sensitivity to increase in risk variable	(32)	14
Net income sensitivity to decrease in risk variable	(1)
Other comprehensive income sensitivity to decrease in risk variable	33	(14)
Comprehensive income sensitivity to decrease in risk variable	32	(14)
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(4)	(1)
Other comprehensive income sensitivity to increase in risk variable	90	107
Comprehensive income sensitivity to increase in risk variable	86	106
Net income sensitivity to decrease in risk variable	4	1
Other comprehensive income sensitivity to decrease in risk variable	(94)	(112)
Comprehensive income sensitivity to decrease in risk variable	$ (90)	$ (111)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Other comprehensive income sensitivity to increase in risk variable	$ (56)	$ (54)
Comprehensive income sensitivity to increase in risk variable	(56)	(54)
Other comprehensive income sensitivity to decrease in risk variable	56	54
Comprehensive income sensitivity to decrease in risk variable	56	54
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(93)	(107)
Comprehensive income sensitivity to increase in risk variable	(93)	(107)
Other comprehensive income sensitivity to decrease in risk variable	98	113
Comprehensive income sensitivity to decrease in risk variable	$ 98	$ 113